Taxation - Income Tax Expense/(Benefit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Current tax:
Corporate tax	$ 33,105	$ 32,430		$ 15,676
Prior year adjustments	3,567	(96)		(1,652)
Total current tax	36,672	32,334		14,024
Total deferred tax benefit, net	(33,670)	(46,768)		(12,862)
Income tax expense/(benefit)	$ 3,002	$ (14,434)	[1],[2],[3]	$ 1,162	[1],[2],[3]

[1]	Previously reported comparatives for the years ended December 31, 2020 and 2019 have been re-presented for comparability with condensed disclosure for the year ended December 31, 2021.
[2]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[3]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.